S000001273 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.93%	10.34%	9.68%
MID CAP INDEX FUND
Prospectus [Line Items]
Average Annual Return, Percent	13.85%	10.22%	9.53%
MID CAP INDEX FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.15%	7.97%	7.52%
MID CAP INDEX FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.60%	7.70%	7.22%